NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Notes Payable Details
Promissory Notes Issued and outstanding, net of repayments and conversions:	$ 1,096,523	$ 916,750	$ 597,827
Interest accrued	459,795	411,766	343,789
Promissory Notes Payable	$ 1,556,318	$ 1,328,516	$ 941,616